SCHEDULE OF INVESTMENTS

Delaware Ivy Securian Core Bond Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Industrials

Air Freight & Logistics – 0.7%
Brookfield Infrastructure Partners L.P., 5.000%(A)(B)	280	$7,092

Total Industrials - 0.7%		7,092

TOTAL PREFERRED STOCKS – 0.7%		$7,092
(Cost: $7,000)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.550%, 1-15-30 (C)	$4,590	4,476
Air Canada Enhanced Equipment Trust, Series 2020-2, Class A, 5.250%, 4-1-29 (C)	2,623	2,854
American Airlines Class B Pass-Through Certificates, Series 2016-3, 3.750%, 10-15-25	3,368	3,227
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class B, 4.950%, 2-15-25	865	861
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.590%, 6-18-24	6,660	6,745
Bank of the West Auto Trust, Series 2017-1, Class D, 3.210%, 4-15-25 (C)	4,500	4,514
British Airways Pass-Through Trust, Series 2019-1A, 3.350%, 6-15-29 (C)	2,750	2,733
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (C)	1,335	1,420
British Airways Pass-Through Trust, Series 2020-1B, 8.375%, 11-15-28 (C)	540	620

CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11-15-23	3,700	3,717
CommonBond Student Loan Trust, Series 2017-BGS, Class C:
4.440%, 9-25-42 (C)	68	70
2.540%, 1-25-47 (C)	3,780	3,833
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	6,464	7,372
6.943%, 1-10-30	2,848	3,376
Delta Air Lines, Inc. Pass-Through Certificates, Series 2015-1, Class B, 4.250%, 7-30-23	1,541	1,592
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12-15-23 (C)	44	44
Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1-15-25	2,209	2,218
Hawaiian Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B, 4.950%, 1-15-22	2,381	2,382
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps), 1.390%, 6-17-37 (C)(D)	3,999	3,996
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class B (1-Month U.S. LIBOR plus 80 bps), 0.910%, 12-15-37 (C)(D)	2,250	2,233
Navient Private Education Refi Loan Trust, Series 2021-F, Class A, 1.110%, 2-18-70	3,853	3,787
Navient Student Loan Trust, Series 2021-A, Class A, 0.840%, 5-15-69 (C)	2,526	2,494

One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2-10-32 (C)	4,000	4,010
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8-15-24 (C)	1,508	1,508
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class B, 0.770%, 12-15-25 (C)	3,250	3,239
Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.020%, 9-15-25	5,000	5,073
SoFi Professional Loan Program LLC, Series 2017-F, Class A-2FX, 2.840%, 1-25-41 (C)	1,994	2,029
SoFi Professional Loan Program LLC, Series 2018-A, Class A-2B, 2.950%, 2-25-42 (C)	1,512	1,533
SoFi Professional Loan Program LLC, Series 2021-B, Class B-AFX, 1.140%, 2-15-47	5,523	5,426
United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4-11-22	1,589	1,605
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	2,363	2,405
United Airlines Pass-Through Certificates, Series 2016-1, Class B, 3.650%, 1-7-26	3,151	3,116
United Airlines Pass-Through Certificates, Series 2019-2, Class B, 3.500%, 5-1-28	2,686	2,660

United Airlines Pass-Through Certificates, Series 2020-1A, 5.875%, 10-15-27	6,775	7,421

TOTAL ASSET-BACKED SECURITIES – 10.3%		$104,589
(Cost: $103,427)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 3.300%, 4-1-27	1,620	1,742
Videotron Ltd., 3.625%, 6-15-29(C)	1,000	1,007
		2,749
Integrated Telecommunication Services – 1.5%
AT&T, Inc.:
2.300%, 6-1-27	3,100	3,156
3.650%, 6-1-51	3,100	3,217
3.550%, 9-15-55	9,512	9,563
		15,936
Wireless Telecommunication Service – 0.3%
Crown Castle Towers LLC, 4.241%, 7-15-28(C)	2,675	2,918

Total Communication Services - 2.1%		21,603
Consumer Staples

Food Retail – 0.4%
Phillips Edison Grocery Center Operating Partnership I L.P. (GTD by Phillips Edison & Co., Inc.), 2.625%, 11-15-31	4,425	4,310

Packaged Foods & Meats – 0.4%
Bunge Ltd. Finance Corp.:
1.630%, 8-17-25	2,475	2,468
2.750%, 5-14-31	1,750	1,778
		4,246
Total Consumer Staples - 0.8%		8,556
Energy

Integrated Oil & Gas – 0.7%
Equinor ASA (GTD by Equinor Energy AS), 3.000%, 4-6-27	6,600	6,972

Oil & Gas Exploration & Production – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps), 2.948%, 6-1-67(D)	5,750	5,192

Oil & Gas Refining & Marketing – 1.3%
HollyFrontier Corp., 2.625%, 10-1-23	6,500	6,627
Marathon Petroleum Corp., 5.850%, 12-15-45	4,727	6,003
		12,630
Oil & Gas Storage & Transportation – 3.1%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
3.375%, 2-1-23	856	871
4.950%, 12-15-24	4,051	4,393

5.950%, 6-1-26	1,496	1,716
EQT Midstream Partners L.P., 6.500%, 7-15-48	2,225	2,707
Gray Oak Pipeline LLC, 3.450%, 10-15-27(C)	2,835	2,964
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(C)	5,550	5,560
NGPL PipeCo LLC, 3.250%, 7-15-31(C)	4,750	4,831
Rattler Midstream L.P., 5.625%, 7-15-25(C)	2,500	2,603
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 6.850%, 2-15-40	1,265	1,618
Tennessee Gas Pipeline Co., 8.375%, 6-15-32	3,200	4,585
		31,848
Total Energy - 5.6%		56,642
Financials

Asset Management & Custody Banks – 3.8%
Apollo Management Holdings L.P., 2.650%, 6-5-30(C)	4,700	4,745
Bank of New York Mellon Corp. (The), 3.750%, 3-20-71	6,000	6,036
Blackstone Holdings Finance Co. LLC:
2.125%, 2-15-27(C)	3,425	3,336
3.250%, 3-15-27(C)	5,500	5,560
Main Street Capital Corp., 3.000%, 7-14-26	6,200	6,225
Owl Rock Capital Corp. III, 3.125%, 4-13-27	4,500	4,403
Pine Street Trust I, 4.572%, 2-15-29	3,000	3,390
State Street Corp., 2.200%, 3-3-31	4,947	4,909
		38,604
Consumer Finance – 1.7%
Discover Bank, 3.450%, 7-27-26	3,975	4,209
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (Secured Overnight Financing Rate plus 76 bps), 0.810%, 3-8-24(D)	4,250	4,270
Hyundai Capital America:
3.250%, 9-20-22(C)	3,662	3,732
2.850%, 11-1-22(C)	4,500	4,579
		16,790
Diversified Banks – 3.4%
Bank of America Corp., 1.922%, 10-24-31	7,500	7,189
Compass Bank, 3.875%, 4-10-25	7,250	7,790
HSBC Holdings plc, 3.262%, 3-13-23	3,600	3,617
U.S. Bancorp:
3.000%, 7-30-29	2,700	2,854
5.300%, 12-29-49	1,675	1,814
Wells Fargo & Co.:
3.000%, 10-23-26	1,500	1,577
2.393%, 6-2-28	10,000	10,171
		35,012
Diversified Capital Markets – 1.1%
Macquarie Group Ltd., 2.691%, 6-23-32(C)	10,825	10,808

Investment Banking & Brokerage – 1.1%
Charles Schwab Corp. (The), 4.625%, 12-29-49	4,200	4,208
Goldman Sachs Group, Inc. (The), 2.383%, 7-21-32	5,775	5,691
Morgan Stanley, 3.125%, 7-27-26	1,400	1,484
		11,383
Life & Health Insurance – 2.0%
Equitable Financial Life Insurance Co., 1.400%, 7-7-25(C)	5,850	5,802
Security Benefit Global Funding, 1.250%, 5-17-24(C)	5,450	5,426
Teachers Insurance & Annuity Association of America, 4.270%, 5-15-47(C)	5,000	6,058
Unum Group, 5.750%, 8-15-42	2,324	2,851
		20,137
Multi-Line Insurance – 0.5%
Athene Global Funding, 2.800%, 5-26-23(C)	5,000	5,128

Other Diversified Financial Services – 1.0%
Citigroup, Inc., 1.281%, 11-3-25	3,650	3,642
JPMorgan Chase & Co.:
1.764%, 11-19-31	5,000	4,745
4.600%, 8-1-68	2,000	2,055
		10,442
Regional Banks – 1.3%
SVB Financial Group, 4.100%, 5-15-69	4,500	4,473
Synovus Financial Corp., 3.125%, 11-1-22	5,680	5,773
Truist Financial Corp., 5.050%, 12-15-68	2,765	2,810
		13,056
Specialized Finance – 0.1%
Ashtead Capital, Inc., 4.000%, 5-1-28(C)	900	941

Total Financials - 16.0%		162,301
Health Care

Health Care Facilities – 1.9%
New York and Presbyterian Hospital (The):
2.256%, 8-1-40	7,950	7,460
2.606%, 8-1-60	1,600	1,529
NYU Hospitals Center, 4.428%, 7-1-42	2,315	2,793
NYU Langone Hospitals, 3.380%, 7-1-55	6,675	6,870
		18,652
Pharmaceuticals – 1.0%
Johnson & Johnson, 2.250%, 9-1-50	4,600	4,256
Upjohn, Inc.:
2.300%, 6-22-27	3,400	3,422
3.850%, 6-22-40	2,430	2,578
		10,256
Total Health Care - 2.9%		28,908
Industrials

Aerospace & Defense – 0.7%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
2.950%, 5-15-23	4,665	4,788
7.125%, 7-1-32	1,500	2,024
		6,812
Airlines – 0.8%
JetBlue Airways Corp.:

7.750%, 11-15-28	3,336	3,877
4.000%, 11-15-32	1,495	1,613
Spirit IP Cayman Ltd. and Spirit Loyalty Cayman Ltd. (GTD by Spirit Airlines, Inc.), 8.000%, 9-20-25(C)	1,650	1,824
U.S. Airways Group, Inc., Class A, 6.250%, 4-22-23	1,442	1,476
		8,790
Diversified Support Services – 0.5%
Block Financial LLC (GTD by H&R Block, Inc.):
2.500%, 7-15-28	2,300	2,304
3.875%, 8-15-30	2,331	2,497
		4,801
Railroads – 0.4%
CSX Corp.:
4.750%, 11-15-48	950	1,228
4.250%, 11-1-66	2,175	2,667
		3,895
Total Industrials - 2.4%		24,298
Information Technology

Data Processing & Outsourced Services – 0.3%
Global Payments, Inc., 2.150%, 1-15-27	2,625	2,637

Semiconductors – 0.7%
TSMC Arizona Corp.:
1.750%, 10-25-26	3,250	3,253
2.500%, 10-25-31	3,475	3,523
		6,776
Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC and EMC Corp., 4.900%, 10-1-26	5,000	5,635

Total Information Technology - 1.5%		15,048
Materials

Metal & Glass Containers – 0.9%
Triton Container International Ltd.:
2.050%, 4-15-26(C)	5,760	5,720
3.150%, 6-15-31(C)	3,610	3,645
		9,365
Paper Packaging – 0.5%
Sealed Air Corp., 1.573%, 10-15-26(C)	4,500	4,366

Total Materials - 1.4%		13,731
Real Estate

Specialized REITs – 0.3%
American Tower Corp., 3.070%, 3-15-23(C)	3,100	3,103

Total Real Estate - 0.3%		3,103
Utilities

Electric Utilities – 4.8%
American Transmission Systems, Inc., 2.650%, 1-15-32(C)	4,525	4,572
Cleco Corporate Holdings LLC, 3.743%, 5-1-26(E)	2,200	2,348
Duke Energy Carolinas LLC, 4.250%, 12-15-41	4,550	5,372
Entergy Mississippi, Inc., 3.250%, 12-1-27	2,750	2,915
Entergy Texas, Inc., 3.450%, 12-1-27	3,600	3,811

Eversource Energy, 3.800%, 12-1-23	3,550	3,728
Exelon Corp., 4.050%, 4-15-30	2,500	2,780
FirstEnergy Transmission LLC, 5.450%, 7-15-44(C)	3,871	4,896
Florida Power & Light Co., 2.850%, 4-1-25	3,155	3,297
Indianapolis Power & Light Co., 4.700%, 9-1-45(C)	3,150	3,998
IPALCO Enterprises, Inc., 3.700%, 9-1-24	2,650	2,774
MidAmerican Energy Co.:
4.400%, 10-15-44	810	994
4.250%, 7-15-49	3,500	4,330
PacifiCorp, 3.300%, 3-15-51	3,335	3,466
		49,281
Gas Utilities – 1.5%
AGL Capital Corp., 3.875%, 11-15-25	7,050	7,585
El Paso Natural Gas Co. LLC, 8.375%, 6-15-32(E)	2,000	2,872
Piedmont Natural Gas Co., Inc., 3.350%, 6-1-50	4,400	4,531
		14,988
Independent Power Producers & Energy Traders – 0.9%
AES Corp. (The):
3.300%, 7-15-25(C)	1,365	1,418
1.375%, 1-15-26	3,730	3,625
3.950%, 7-15-30(C)	3,670	3,917
		8,960
Multi-Utilities – 2.2%
Ameren Corp., 3.500%, 1-15-31	3,550	3,834
DT Midstream, Inc.:
4.125%, 6-15-29(C)	3,200	3,281
4.375%, 6-15-31(C)	1,600	1,667
Duke Energy Carolinas LLC, 4.000%, 9-30-42	1,662	1,912
East Ohio Gas Co. (The):
1.300%, 6-15-25(C)	3,375	3,331
3.000%, 6-15-50(C)	4,110	4,063
Pacific Gas and Electric Co., 1.750%, 6-16-22	3,870	3,870
		21,958
Total Utilities - 9.4%		95,187

TOTAL CORPORATE DEBT SECURITIES – 42.4%		$429,377
(Cost: $416,208)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities - 4.1%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index), 4.185%, 8-15-46(C)(D)	4,130	4,843
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps), 0.940%, 12-15-36(C)(D)	10,000	9,961

Credit Suisse Mortgage Capital Trust, Series 2014-USA, Class A-1, 3.304%, 9-15-37(C)	1,340	1,381
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A12 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 6-25-47(C)(D)	2,366	2,395
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index), 3.440%, 11-5-34(C)(D)	1,000	992
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6-11-39(C)	6	2
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps), 1.359%, 3-17-37(C)(D)	4,499	4,493
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps), 1.109%, 7-17-37(C)(D)	1,127	1,127
JPMorgan Chase Comm Mortgage Securities Corp., Comm Mortgage Pass-Through Certs, Series 2016-JP4, Class A-4 (10-Year U.S. Treasury index plus 110 bps), 3.648%, 12-15-49(D)	575	619
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, Class A-5, 3.723%, 3-15-50	1,500	1,623
Mellon Residential Funding Corp., Series 1998-2, Class B-1, 6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 6-15-50	4,000	4,274
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.580%, 12-15-50	7,000	7,546
UBS Commercial Mortgage Trust, Series 2017-C7, Class AS (Mortgage spread to 10-year U.S. Treasury index), 4.061%, 12-15-50(D)	2,300	2,499
		41,756
Other Mortgage-Backed Securities - 19.0%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.624%, 9-25-45(C)(D)	3,667	3,704

Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.682%, 12-25-45(C)(D)	4,541	4,625
Agate Bay Mortgage Loan Trust, Series 2013-1, Class B4 (Mortgage spread to 10-year U.S. Treasury index), 3.589%, 7-25-43(C)(D)	1,483	1,485
Agate Bay Mortgage Loan Trust, Series 2015-5, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.597%, 7-25-45(C)(D)	1,656	1,664
AMSR Trust, Series 2021-SFR4, Class B, 2.417%, 12-17-38(C)	5,250	5,200
ASMR Trust, Series 2021-SFR2, Class D, 2.278%, 8-17-38(C)	2,750	2,692
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11-25-29	20	15
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps), 1.702%, 4-25-28(C)(D)	600	600
Bellemeade Re Ltd., Series 2020-4A, Class M2A (1-Month U.S. LIBOR plus 260 bps), 2.702%, 6-25-30(C)(D)	196	196
CHL Mortgage Pass-Through Trust, Series 2004-J4, 5.250%, 5-25-34	43	43
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps):
3.481%, 10-25-43(C)(D)	1,496	1,499
3.000%, 9-25-64(C)(D)	1,689	1,718
Citigroup Mortgage Loan Trust, Series 2021-INV1, Class A7A (Mortgage spread to 5-year U.S. Treasury index), 2.500%, 5-25-51(C)(D)	4,955	4,999
Citigroup Mortgage Loan Trust, Series 2021-INV2, Class A7A (Mortgage spread to 5-year U.S. Treasury index), 2.500%, 5-25-51(D)	8,323	8,396
CommonBond Student Loan Trust, Series 2017-BGS, Class C, 1.200%, 3-25-52(C)	1,716	1,701
Credit Suisse Mortgage Trust, Series 2013-7, Class B4 (Mortgage spread to 1-year U.S. Treasury index), 3.529%, 8-25-43(C)(D)	1,799	1,807
Eagle Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.542%, 1-25-30(C)(D)	10,721	10,528
FirstKey Homes, Series 2021-SFR1, Class B, 1.788%, 8-17-38(C)	4,800	4,718

FirstKey Homes, Series 2021-SFR2, Class D, 2.058%, 9-17-38(C)	4,400	4,277
Flagstar Mortgage Trust, Series 2021-5INV, Class A5 (Mortgage spread to 3-year U.S. Treasury index), 2.500%, 7-25-51(C)(D)	5,811	5,871
Flagstar Mortgage Trust, Series 2021-6INV, Class A6 (Mortgage spread to 3-year U.S. Treasury index), 2.500%, 8-25-51(C)(D)	5,757	5,816
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 9-17-41(C)	8,816	8,598
Home Partners of America Trust, Series 2021-3, Class B, 2.649%, 1-17-41(C)	5,150	5,133
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps), 1.509%, 1-17-38(C)(D)	13,099	13,103
JPMorgan Mortgage Trust, Series 2004-A3, Class 4-A-2 (Mortgage spread to 10-year U.S. Treasury index), 2.297%, 7-25-34(D)	6	7
JPMorgan Mortgage Trust, Series 2016-3, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.282%, 10-25-46(C)(D)	2,321	2,343
JPMorgan Mortgage Trust, Series 2017-4, Class A-13 (Mortgage spread to 10-year U.S. Treasury index):
3.500%, 11-25-48(C)(D)	6,443	6,483
2.500%, 8-25-51(C)	6,000	5,882
JPMorgan Mortgage Trust, Series 2021-13, Class A4 (Mortgage spread to 3-year U.S. Treasury index), 2.500%, 4-25-52(C)(D)	5,133	5,164
Kubota Credit Owner Trust, Series 2020-2A, Class A2, 0.410%, 6-15-23(C)	1,865	1,865
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.720%, 12-15-49	320	347
Morgan Stanley Capital I Trust, Series 2012-STAR, Class B, 3.451%, 8-5-34(C)	930	929
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10 (1-Month U.S. LIBOR plus 325 bps), 3.352%, 10-15-49(C)(D)	7,000	6,912
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7 (1-Month U.S. LIBOR plus 170 bps), 1.802%, 10-15-49(C)(D)	579	577

Navient Student Loan Trust, Series 2020-HA, Class A, 1.310%, 1-15-69(C)	3,200	3,187
Navient Student Loan Trust, Series 2021-BA, Class A, 0.940%, 7-15-69(C)	5,256	5,201
ONE Park Mortgage Trust, Series 2021-PARK, Class A (1-Month U.S. LIBOR plus 70 bps), 0.810%, 3-15-36(C)(D)	7,500	7,446
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A (1-Month U.S. LIBOR plus 290 bps), 2.987%, 2-27-24(C)(D)	4,532	4,592
PMT Loan Trust, Series 2021-INV1, Class A9 (Mortgage spread to 3-year U.S. Treasury index), 2.500%, 7-25-51(C)(D)	5,167	5,213
Progress Residential Trust, Series 2021-SFR7, Class D, 2.341%, 8-17-40(C)	3,450	3,339
Prudential Home Mortgage Securities, Series 1994A, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 6.730%, 4-28-24(C)(D)	—*	—*
Prudential Home Mortgage Securities, Series 1994E, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 7.480%, 9-28-24(C)(D)	—*	—*
Radnor Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.552%, 1-25-30(C)(D)	4,650	4,574
Salomon Brothers Mortgage Securities VII, Inc., Series 1997-HUD, Class B-2 (Mortgage spread to 3-year U.S. Treasury index), 3.244%, 12-25-30(D)	709	140
Sequoia Mortgage Trust, Series 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index), 3.885%, 11-25-42(D)	1,350	1,362
Sequoia Mortgage Trust, Series 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.723%, 7-25-45(C)(D)	2,288	2,313
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.806%, 8-25-45(C)(D)	3,259	3,275
Sofi Mortgage Trust, Series 2016-1A, Class B2 (Mortgage spread to 2-year U.S. Treasury index), 3.113%, 11-25-46(C)(D)	1,789	1,803
SoFi Professional Loan Program LLC, Series 2015-D, Class A-2, 2.720%, 10-27-36	952	955

SoFi Professional Loan Program LLC, Series 2017-D, Class A-2FX, 2.650%, 9-25-40	996	1,007
SoFi Professional Loan Program LLC, Series 2020-C, Class A-FX, 1.950%, 2-15-46(C)	1,464	1,474
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class B, 6.750%, 5-2-30	3	—*
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class C, 6.750%, 5-2-30	1	—*
Towd Point Mortgage Trust, Series 2015-2, Class 2-M2 (Mortgage spread to 7-year U.S. Treasury index), 3.950%, 11-25-57(C)(D)	7,050	7,167
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11-17-39(C)	2,475	2,394
Tricon Residential Trust, Series 2021-SFR1, Class B, 2.244%, 7-17-38(C)	4,875	4,803
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index), 3.768%, 8-20-45(C)(D)	4,033	4,024
		193,166

TOTAL MORTGAGE-BACKED SECURITIES – 23.1%		$234,922
(Cost: $236,372)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A, 6.655%, 4-1-57	2,933	4,544

New York – 0.9%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10-1-51	2,690	3,735
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10-1-62	3,710	4,927
		8,662

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9-1-40	1,205	1,642

TOTAL MUNICIPAL BONDS – TAXABLE – 1.5%		$14,848
(Cost: $11,220)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 9.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 5.300%, 1-15-33	29	33

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.253%, 12-25-30(C)(D)	5,000	5,061
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps), 4.903%, 5-25-28(D)	2,014	2,068
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps), 3.403%, 10-25-27(D)	4,886	4,962
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps), 3.903%, 3-25-29(D)	2,984	3,075
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.553%, 4-25-30(D)	1,250	1,313
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps), 4.653%, 10-25-24(D)	513	526
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps), 5.253%, 11-25-28(D)	1,985	2,054
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 555 bps), 5.653%, 7-25-28(D)	3,457	3,600
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps), 1.053%, 10-25-29(D)	5,700	5,518
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index), 4.000%, 8-25-56(C)(D)	1,466	1,477
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index), 2.000%, 3-25-61(D)	3,447	3,473
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 4.000%, 7-25-56(D)	5,830	5,884
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.500%, 5-25-45	732	743
3.000%, 10-25-46	217	216

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps), 3.103%, 10-25-29(D)	2,488	2,546
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps), 3.753%, 9-25-29(D)	1,700	1,754
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps), 4.392%, 2-25-25(D)	578	589
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps), 4.492%, 1-25-24(D)	1,581	1,638
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.553%, 1-25-29(D)	3,442	3,566
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps), 5.603%, 9-25-29(D)	2,650	2,903

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.000%, 9-1-22	20	21
5.000%, 7-1-23	11	13
6.000%, 8-1-23	13	13
5.500%, 2-1-24	6	7
4.500%, 4-1-25	25	26
3.500%, 11-1-25	76	80
3.500%, 6-1-26	134	141
2.500%, 11-1-27	284	296
6.000%, 8-1-29	11	12
7.500%, 5-1-31	10	12
7.000%, 9-1-31	2	3
7.000%, 11-1-31	32	36
6.500%, 12-1-31	3	4
6.500%, 2-1-32	40	46
7.000%, 2-1-32	25	29
7.000%, 3-1-32	40	47
6.500%, 4-1-32	6	8
6.500%, 5-1-32	11	12
6.500%, 7-1-32	4	4
6.500%, 8-1-32	7	8
6.000%, 9-1-32	7	8
6.500%, 9-1-32	16	18
6.000%, 10-1-32	141	161
6.500%, 10-1-32	14	16
6.000%, 11-1-32	125	144
3.500%, 12-1-32	603	643
6.000%, 3-1-33	136	155
5.500%, 4-1-33	139	157
5.500%, 5-1-33	8	10
6.000%, 6-1-33	21	23
6.500%, 8-1-33	8	9
6.000%, 10-1-33	30	33
6.000%, 12-1-33	35	40
5.500%, 1-1-34	25	29
5.500%, 1-1-34	24	27
6.000%, 1-1-34	15	18
5.000%, 3-1-34	4	5
5.500%, 3-1-34	11	13
5.500%, 4-1-34	8	9
5.000%, 5-1-34	3	3
6.000%, 8-1-34	19	21
5.500%, 9-1-34	70	77
6.000%, 9-1-34	28	33
6.500%, 9-1-34	26	28
5.500%, 11-1-34	97	108
6.000%, 11-1-34	62	69
6.500%, 11-1-34	2	3
5.000%, 12-1-34	130	147
5.500%, 1-1-35	93	106
5.500%, 1-1-35	19	21
5.500%, 2-1-35	217	246
5.500%, 2-1-35	21	24
6.500%, 3-1-35	59	67
5.500%, 4-1-35	58	66
4.500%, 5-1-35	68	75
5.500%, 6-1-35	2	2
4.500%, 7-1-35	76	83
5.000%, 7-1-35	148	167
5.000%, 7-1-35	31	34
5.500%, 7-1-35	17	18
5.500%, 8-1-35	3	3
5.500%, 10-1-35	93	104
5.500%, 11-1-35	40	45
5.000%, 2-1-36	13	15
5.500%, 2-1-36	13	14
5.500%, 9-1-36	73	83
5.500%, 11-1-36	26	30
6.000%, 11-1-36	18	21
6.000%, 1-1-37	17	20
6.000%, 5-1-37	43	50
5.500%, 6-1-37	24	28
6.000%, 8-1-37	26	31
7.000%, 10-1-37	15	16
5.000%, 4-1-38	80	91
6.000%, 10-1-38	57	66
4.500%, 6-1-39	52	57

5.000%, 12-1-39	145	164
5.500%, 12-1-39	70	80
5.000%, 3-1-40	298	338
4.500%, 10-1-40	228	252
4.000%, 12-1-40	232	249
3.500%, 4-1-41	729	787
4.000%, 4-1-41	515	565
4.500%, 4-1-41	711	790
5.000%, 4-1-41	89	100
4.500%, 7-1-41	296	327
4.000%, 8-1-41	224	246
4.000%, 9-1-41	322	354
4.000%, 10-1-41	426	468
3.500%, 11-1-41	1,099	1,187
3.500%, 1-1-42	308	333
3.500%, 8-1-42	753	813
3.000%, 9-1-42	875	924
3.500%, 1-1-43	378	408
3.500%, 2-1-43	666	727
3.000%, 5-1-43	1,233	1,301
4.000%, 1-1-44	513	570
4.000%, 4-1-44	994	1,086
3.500%, 5-1-45	247	260
3.500%, 6-1-45	570	607
3.500%, 7-1-45	695	744
3.500%, 8-1-45	456	480
3.500%, 9-1-45	551	590
3.000%, 1-1-46	740	769
4.000%, 2-1-47	297	319
2.000%, 7-25-51	11,000	10,966
Government National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 0.004%, 6-17-45(D)(F)	63	—*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	15	16
4.000%, 8-20-31	327	357
5.000%, 7-15-33	42	47
5.000%, 7-15-34	34	39
5.500%, 12-15-34	43	49
5.000%, 1-15-35	60	70
3.250%, 11-20-35	396	415
5.000%, 12-15-35	97	110
4.000%, 6-20-36	542	578
5.500%, 7-15-38	44	50
5.500%, 10-15-38	74	85
5.000%, 12-15-39	55	63
5.000%, 1-15-40	287	332
4.500%, 6-15-40	164	186
5.000%, 7-15-40	49	55
4.000%, 12-20-40	246	270
4.000%, 1-15-41	211	232
4.000%, 10-15-41	124	135
3.500%, 10-20-43	514	551
4.000%, 12-20-44	167	181
3.500%, 2-20-45	645	683
3.000%, 3-15-45	1,067	1,109
3.500%, 4-20-46	260	274
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 2-15-25	2	2
U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust, Series 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index), 5.978%, 2-15-25(D)	18	20

Uniform Mortgage Back Security:
5.000%, 4-1-23	16	16
3.500%, 8-1-26	108	114
2.500%, 3-1-28	170	177
2.500%, 4-1-28	164	171
5.000%, 5-1-29	16	17
3.500%, 5-1-32	376	400
6.500%, 9-1-32	12	14
6.000%, 11-1-33	17	19
5.500%, 5-1-34	169	192
6.500%, 5-1-34	64	75
5.500%, 6-1-34	44	50
5.000%, 9-1-34	—*	—*
5.500%, 9-1-34	1	1
5.500%, 10-1-34	87	98
5.500%, 7-1-35	21	24
5.000%, 8-1-35	16	18
5.500%, 10-1-35	26	30
5.000%, 11-1-35	41	47
5.000%, 12-1-35	11	12
6.500%, 7-1-36	6	7
7.000%, 12-1-37	20	22
5.500%, 3-1-38	81	93
5.500%, 2-1-39	129	148
5.000%, 11-1-39	43	49
5.000%, 1-1-40	338	384
5.000%, 4-1-40	58	66
5.000%, 8-1-40	68	77
4.000%, 10-1-40	108	115
4.000%, 11-1-40	294	327
4.500%, 1-1-41	189	209
4.000%, 2-1-41	546	600
4.000%, 3-1-41	184	202
4.500%, 3-1-41	120	133
4.500%, 4-1-41	371	411
4.000%, 6-1-41	213	234
4.000%, 8-1-41	105	115
4.000%, 11-1-41	1,110	1,215
3.000%, 8-1-42	521	551
3.500%, 8-1-42	512	554
3.000%, 1-1-43	682	723
3.000%, 2-1-43	904	963
		98,793

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 9.7%		$98,793
(Cost: $97,473)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 11.2%
U.S. Treasury Bonds:
5.375%, 2-15-31(G)	4,940	6,612
1.875%, 2-15-41	15,959	15,801
2.250%, 5-15-41	2,400	2,522
1.750%, 8-15-41	4,877	4,730
2.375%, 5-15-51	2,856	3,156
2.000%, 8-15-51	9,200	9,381
U.S. Treasury Notes:
0.375%, 4-15-24	6,000	5,940
0.625%, 10-15-24	23,225	23,041
1.375%, 1-31-25	1,100	1,113
0.250%, 5-31-25	11,000	10,702
1.250%, 11-30-26	1,000	1,000
0.625%, 12-31-27	13,875	13,279
1.250%, 6-30-28	7,500	7,425
1.250%, 9-30-28	2,700	2,669
1.375%, 11-15-31	6,255	6,178
		113,549

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.2%		$113,549
(Cost: $112,489)

SHORT-TERM SECURITIES	Shares
Money Market Funds(I) – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(H)	11	11
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	21,312	21,312
		21,323

TOTAL SHORT-TERM SECURITIES – 2.1%		$21,323
(Cost: $21,323)

TOTAL INVESTMENT SECURITIES – 101.0%		$1,024,493
(Cost: $1,005,512)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(9,712)

NET ASSETS – 100.0%		$1,014,781

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Listed on an exchange outside the United States.
(B)	All or a portion of securities with an aggregate value of $10 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $380,031 or 37.4% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(G)	All or a portion of securities with an aggregate value of $3,815 have been pledged as collateral on open futures contracts.
(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at December 31, 2021.

The following futures contracts were outstanding at December 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	260	3-21-22	26,000	$(38,074)	$(549)
U.S. Treasury Long Bond	Long	518	3-21-22	51,800	83,107	869
U.S. Treasury Ultra Long Bond	Short	61	3-21-22	6,100	(12,025)	(191)
U.S. 5-Year Treasury Note	Long	476	3-31-22	47,600	57,585	240

					$90,593	$369

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Preferred Stocks	$7,092	$—	$—
Asset-Backed Securities	—	104,589	—
Corporate Debt Securities	—	429,377	—
Mortgage-Backed Securities	—	234,922	—
Municipal Bonds	—	14,848	—
United States Government Agency Obligations	—	98,793	—
United States Government Obligations	—	113,549	—
Short-Term Securities	21,323	—	—

Total	$28,415	$996,078	$—

Futures Contracts	$1,109	$—	$—

Liabilities
Futures Contracts	$740	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned

at December 31, 2021 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$1,005,512

Gross unrealized appreciation	28,217

Gross unrealized depreciation	(9,236)

Net unrealized appreciation	$18,981